Group Income Statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 32,160	£ 33,818	£ 36,917